Share Capital and Capital Management (Details) - $ / shares	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Share-Based Payment Arrangement [Abstract]
Nominal value of per share (in Dollars per share)	$ 0.001	$ 0.001
Weighted average	41,948,748	41,948,748	41,948,748	41,948,748